Supplement dated June 15, 2023
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), as supplemented, of the following fund (the Fund):
Fund	Document Dated
Columbia Funds Series Trust I
Multi-Manager Total Return Bond Strategies Fund	Prospectus Dated 1/1/2023 SAI Dated 6/1/2023
Effective immediately, the portfolio manager information for PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income) under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Michael Collins, CFA	Managing Director and Senior Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	2016
Robert Tipp, CFA	Managing Director, Chief Investment Strategist and Head of Global Bonds for PGIM Fixed Income	Co-Portfolio Manager	2016
Richard Piccirillo	Managing Director and Senior Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	2016
Gregory Peters	Co-Chief Investment Officer and Head of PGIM Fixed Income’s Multi-Sector and Strategy	Co-Portfolio Manager	2016
Michael Collins, Managing Director and Senior Portfolio Manager of PGIM, has announced that he will retire from PGIM in April 2024.
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers for PGIM Fixed Income under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Michael Collins, CFA	Managing Director and Senior Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	2016
Robert Tipp, CFA	Managing Director, Chief Investment Strategist and Head of Global Bonds for PGIM Fixed Income	Co-Portfolio Manager	2016
Richard Piccirillo	Managing Director and Senior Portfolio Manager for PGIM Fixed Income	Co-Portfolio Manager	2016
Gregory Peters	Co-Chief Investment Officer and Head of PGIM Fixed Income’s Multi-Sector and Strategy	Co-Portfolio Manager	2016
Michael Collins, Managing Director and Senior Portfolio Manager of PGIM, has announced that he will retire from PGIM in April 2024.
Mr. Collins joined PGIM Fixed Income in 1986. Mr. Collins began his investment career in 1993 and earned a B.S. from the State University of New York at Binghamton and an M.B.A. in Finance from New York University.
Mr. Tipp joined PGIM Fixed Income in 1991. Mr. Tipp began his investment career in 1984 and earned a B.S. and an M.B.A. from the University of California, Berkeley.
Mr. Piccirillo joined PGIM Fixed Income in 1993. Mr. Piccirillo began his investment career in 1991 and earned a B.B.A. from George Washington University and an M.B.A. in Finance and International Business from New York University.
Mr. Peters joined PGIM Fixed Income in 2014. Prior to joining PGIM Fixed Income, Mr. Peters was the Chief Global Cross Asset Strategist and Global Director of Fixed Income & Economic Research at Morgan Stanley. Mr. Peters began his investment career in 1994 and earned a B.A. from The College of New Jersey and an M.B.A. from Fordham University.
The rest of the section remains the same.
Effective immediately, all references to Lindsay Rosner in the SAI are hereby removed.  The rest of the SAI remains unchanged.
Shareholders should retain this Supplement for future reference.
SUP101_08_011_(06/23)